Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current expense:
Federal	$ 3,578	$ 5,170	$ 3,951
State	48	31	(21)
Total	3,626	5,201	3,930
Deferred benefit:
Federal	(412)	(1,758)	(394)
State	22	(63)	17
Total	$ 3,236	$ 3,380	$ 3,553